Earnings per share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2021	2020
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	49.3	47.5
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	177.8	203.0
Basic earnings per share	€0.28	€0.23

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2021	2020
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	49.3	47.5
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	177.8	203.0
Diluted earnings per share	€0.28	€0.23